Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Consolidated Statements Of Cash Flows [Abstract]
Cash acquired from acquisition	$ 24,943